STOCK BENEFIT PLANS (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Information Related to Outstanding Options

The following table presents information related to the outstanding options:

	Officers’ and Employees’ Stock Options	Directors’ Stock Options	Weighted- Average Exercise Price
Outstanding, June 30, 2015	77,019	37,500	$16.20
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2016	77,019	37,500	$16.20
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2017	77,019	37,500	$16.20
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2018	77,019	37,500	$16.20

Exercisable at year-end	77,019	37,500

Available for future grant	36,981	500

Schedule of ESOP Shares

The following table presents the components of the ESOP shares as of June 30, 2018 and 2017.

	2018	2017
Allocated shares	153,178	130,951
Unallocated shares	179,086	209,020

Total ESOP shares	332,264	339,971

Fair value of unallocated ESOP shares	$2,963,873	$3,365,222